Capital Structure and Financial Matters - Changes in Share Capital (Details) $ in Thousands							1 Months Ended	12 Months Ended
	Nov. 09, 2021 DKK (kr) shares	Feb. 09, 2021 DKK (kr) shares	Oct. 15, 2020 DKK (kr) shares	Sep. 17, 2020 DKK (kr) shares	Dec. 19, 2019 DKK (kr) shares	Jul. 17, 2019 DKK (kr) shares	Nov. 30, 2021 DKK (kr) shares	Dec. 31, 2021 DKK (kr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2019 USD ($) shares
Capital Structure and Financial Matters
Equity | $									$ 7,038		$ 9,362		$ (931)
Issuance of shares for cash | $									57,609		9,020		9,442
Settlement of convertible debt instruments | $													9,695
Equity | $									32,437		7,038		9,362
Share capital
Capital Structure and Financial Matters
Equity								kr 16,198,000	2,648	kr 15,184,000	2,481	kr 12,917,000	2,113
Issuance of shares for cash	kr 3,943,000	kr 3,000,000	kr 269,000	kr 745,000	kr 118,000	kr 998,000	kr 63,000		1,107		167		181
Settlement of convertible debt instruments | $													187
Equity								kr 23,204,000	$ 3,755	kr 16,198,000	$ 2,648	kr 15,184,000	$ 2,481
Share capital | Convertible Debt 1
Capital Structure and Financial Matters
Settlement of convertible debt instruments | kr						303,000
Share capital | Convertible Debt 2
Capital Structure and Financial Matters
Settlement of convertible debt instruments | kr						kr 848,000
Ordinary Shares, nominal value of DKK 1 per share
Capital Structure and Financial Matters
Share capital, shares, beginning of year | shares								16,198,668	16,198,668	15,184,152	15,184,152	12,917,016	12,917,016
Issuance of shares for cash, shares | shares	3,942,856	3,000,000	269,136	745,380	118,260	997,668	62,284
Share capital, shares, end of the period | shares								23,203,808	23,203,808	16,198,668	16,198,668	15,184,152	15,184,152
Ordinary Shares, nominal value of DKK 1 per share | Initial Public Offering
Capital Structure and Financial Matters
Equity | kr	kr 23,141,524
Ordinary Shares, nominal value of DKK 1 per share | Convertible Debt 1
Capital Structure and Financial Matters
Settlement of convertible debt instruments, shares | shares						302,976
Ordinary Shares, nominal value of DKK 1 per share | Convertible Debt 2
Capital Structure and Financial Matters
Settlement of convertible debt instruments, shares | shares						848,232